Expense Example	Mar. 31, 2025 USD ($)
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,738
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,457
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,342
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,168
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,478
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,190
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,073
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	895
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,635
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,351
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,236
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,060
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,051
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	752
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	631
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	184
Expense Example, with Redemption, 10 Years	445
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,677
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,394
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,279
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,104
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,598
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,314
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,198
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 1,021